Prepayment from Customer	6 Months Ended
Jun. 30, 2020
Prepayment from Customer [Abstract]
Prepayment from Customer

NOTE 12 - Prepayment from Customer

On March 9, 2015, the Company entered into a 10-year purchase agreement with Klingon Aerospace, Inc. ("Klingon"), which was formerly named as Luxe Electronic Co., Ltd. In accordance with the terms of this agreement, Klingon agreed to purchase from the Company an initial order of onboard equipment comprising an onboard system for a purchase price of $909,000, with payments to be made in accordance with a specific milestones schedule. As of June 30, 2020, December 31, 2019 and 2018, the Company received $762,000 from Klingon in milestone payments towards the equipment purchase price. As of June 30, 2020, the project is still ongoing.